INTANGIBLE ASSETS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
Reconciliation of intangible assets
Beginning Balance	Rp 8,731
Impairment			Rp (11)
Ending Balance	9,442	$ 587	8,731
Fully amortised intangible assets still utilized	8,345		10,604
Goodwill
Reconciliation of intangible assets
Beginning Balance	1,087
Impairment			(11)
Ending Balance	1,003		1,087
Software
Reconciliation of intangible assets
Beginning Balance	6,608
Ending Balance	Rp 7,445		Rp 6,608
Software | Minimum
Reconciliation of intangible assets
Remaining amortization periods	1 year	1 year	1 year	1 year
Software | Maximum
Reconciliation of intangible assets
Remaining amortization periods	6 years	6 years	6 years	6 years
License
Reconciliation of intangible assets
Beginning Balance	Rp 350
Ending Balance	370		Rp 350
Other intangible assets
Reconciliation of intangible assets
Beginning Balance	686
Ending Balance	624		686
Gross carrying amount
Reconciliation of intangible assets
Beginning Balance	25,378		23,382
Additions	3,518		3,038
Deductions	(4,507)		(1,020)
Reclassifications/translations	(34)		(22)
Ending Balance	24,355		25,378	Rp 23,382
Gross carrying amount | Mitratel
Reconciliation of intangible assets
Goodwill	467
Gross carrying amount | MetraNet
Reconciliation of intangible assets
Goodwill	220
Gross carrying amount | Metra
Reconciliation of intangible assets
Goodwill	93
Gross carrying amount | Sigma
Reconciliation of intangible assets
Goodwill	78
Gross carrying amount | TDE
Reconciliation of intangible assets
Goodwill	77
Gross carrying amount | Telkomsat
Reconciliation of intangible assets
Goodwill	68
Gross carrying amount | Digiserve
Reconciliation of intangible assets
Goodwill	64
Gross carrying amount | MNDG
Reconciliation of intangible assets
Goodwill	13
Gross carrying amount | Goodwill
Reconciliation of intangible assets
Beginning Balance	1,492		1,492
Deductions	(18)
Ending Balance	1,474		1,492	1,492
Gross carrying amount | Software
Reconciliation of intangible assets
Beginning Balance	21,642		19,779
Additions	3,415		2,763
Deductions	(4,489)		(890)
Reclassifications/translations	(37)		(10)
Ending Balance	20,531		21,642	19,779
Gross carrying amount | License
Reconciliation of intangible assets
Beginning Balance	550		620
Additions	94		69
Deductions			(130)
Reclassifications/translations	3		(9)
Ending Balance	647		550	620
Gross carrying amount | Other intangible assets
Reconciliation of intangible assets
Beginning Balance	1,694		1,491
Additions	9		206
Reclassifications/translations			(3)
Ending Balance	1,703		1,694	1,491
Accumulated depreciation and impairment losses
Reconciliation of intangible assets
Beginning Balance	(16,647)		(15,080)
Amortization	(2,662)		(2,473)
Impairment	(77)
Deductions	4,483		892
Reclassifications/translations	(10)		25
Ending Balance	(14,913)		(16,647)	(15,080)
Accumulated depreciation and impairment losses | Goodwill
Reconciliation of intangible assets
Beginning Balance	(405)		(394)
Impairment	(77)
Deductions	11
Ending Balance	(471)		(405)	(394)
Accumulated depreciation and impairment losses | Software
Reconciliation of intangible assets
Beginning Balance	(15,034)		(13,616)
Amortization	(2,515)		(2,321)
Deductions	4,472		890
Reclassifications/translations	(9)		13
Ending Balance	(13,086)		(15,034)	(13,616)
Accumulated depreciation and impairment losses | License
Reconciliation of intangible assets
Beginning Balance	(200)		(152)
Amortization	(76)		(58)
Deductions			2
Reclassifications/translations	(1)		8
Ending Balance	(277)		(200)	(152)
Accumulated depreciation and impairment losses | Other intangible assets
Reconciliation of intangible assets
Beginning Balance	(1,008)		(918)
Amortization	(71)		(94)
Reclassifications/translations			4
Ending Balance	Rp (1,079)		Rp (1,008)	Rp (918)